Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Tarkio Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	51.13%	14.00%	11.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	11.43%	13.33%